                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
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   Address:      2755 Sand Hill Road
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                 Suite 200
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                 Menlo Park, CA  94025
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Form 13F File Number: 28-12255
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William R. Miller
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Title:   Chief Operating Officer
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Phone:   650-926-1300
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Signature, Place, and Date of Signing:

       /s/ William R. Miller           Menlo Park, CA     February 4, 2010
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05422                    Artisan Partners Limited Partnership
    28-05267                    Delaware Management Business Trust
    28-13068                    GLG Partners Inc.
    28-11599                    Grantham, Mayo, Van Otterloo & Co. LLC
    28-04557                    Wellington Management Company, LLP
    28-00165                    Wells Fargo & Co/MN

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        None (0)
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Form 13F Information Table Entry Total:   One (1)
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Form 13F Information Table Value Total:   $34,246 (x1000s)
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                                            (thousands)

List of Other Included Managers:              None
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                         FORM 13F INFORMATION TABLE


                                                                                             VOTING AUTHORITY
                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER   TITLE OF CLASS  CUSIP      (X1000)  PRN AMT  PRN  CALL  DISCREIN  INVSTMT  SOLE  SHARED   NONE
ISHARES TR       MSCI EMERG MKT  464287234  34,246   825,200  SH   SOLE                   825,200